Post Employment Benefits - Summary of Defined Benefit Amounts Recognized in the Statement of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Present value of funded obligations	€ 2,748	€ 2,330
Fair value of plan assets	(2,134)	(1,932)
Deficit of funded plans	614	398
Total deficit of defined benefit pension plans	614	398
Liability in the statement of financial position	€ 614	€ 398